Fair Value of Financial Instruments and Derivative Instruments	6 Months Ended
Jun. 30, 2023
Fair Value of Financial Instruments and Derivative Instruments [Abstract]
Fair value of Financial Instruments and Derivative Instruments
11.	Fair value of Financial Instruments and derivative instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, deposit assets, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of long term loans, accounts payable due to suppliers, amounts due to related parties and accrued liabilities.

a)
Interest rate risk: The Company is subject to market risks relating to changes in interest rates of debt outstanding under the 2nd ABN, the 2nd Alpha Bank, the 2nd AVIC and the 2nd CMBFL facilities on which it pays interest based on LIBOR or SOFR plus a margin. As of June 30, 2023 the Company has not entered into any rate swap agreements, however in order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company might do so in the future.

b)
Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end (see Note 7). The Company believes the terms of its loans are similar to those that could be procured as of June 30, 2023. The fair value of the long-term debt is determined using observable market-based inputs hence it is considered Level 2 per the value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.